Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized	33,333,333	33,333,333
Ordinary shares, shares issued	1,765,256	1,765,256
Ordinary shares, shares outstanding	1,765,256	1,765,256